Schedule of maturity of lease liabilities (Details) - USD ($)		9 Months Ended
	Jan. 28, 2022	Nov. 30, 2022	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Entity address description		the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024
February 28, 2023		$ 250,169	$ 236,028
February 28, 2024		229,016	232,169
February 28, 2025		207,558	219,863
February 28, 2026		207,558	207,558
February 28, 2027		207,558	207,558
February 28, 2028 and after		709,156	864,825
Total lease payments		1,811,015	1,968,001
Less: Interest		(583,707)	(656,395)
Present value of lease liabilities		$ 1,227,308	$ 1,311,606
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Entity address description	Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024